Expenses by nature	12 Months Ended
Dec. 31, 2024
Disclosure Of Expenses By Nature [Abstract]
Expenses by nature

43. Expenses by nature

The following tables show the expenses by nature for the years ended December 31, 2024, 2023 and 2022 as required by IAS 1.104.

	2024	2023	2022
Changes in inventories	(728)	8,033	10,091
Purchases of raw materials	92,851	92,457	152,181
Purchases of finished products	21,393	20,459	27,751
Services costs	69,296	75,457	110,773
Employee benefits expenses	116,517	119,249	130,414
Depreciation and amortisation, net of government grants	19,733	20,724	20,177
Other	10,256	8,364	13,165
Total cost of sales, selling and administrative expenses	329,318	344,743	464,552

The following tables show in which caption is included the depreciation and amortisation, net of government grants.

	2024	2023	2022
Included in cost of sales
Depreciation of property, plant and equipment	6,272	6,535	6,234
Depreciation of right-of-use assets	253	2,102	2,120
Amortisation of intangible assets	1	2	2
Government grants	(1,388)	(1,503)	(1,414)
Total (a)	5,138	7,136	6,942
Included in selling expenses
Depreciation of property, plant and equipment	2,329	2,450	2,253
Depreciation of right-of-use assets	10,121	9,919	9,579
Amortisation of intangible assets	—	—	—
Total (b)	12,450	12,369	11,832
Included in administrative expenses
Depreciation of property, plant and equipment	373	325	298
Depreciation of right-of-use assets	271	—	135
Amortisation of intangible assets	1,568	1,039	1,029
Government grants	(67)	(145)	(59)
Total (c)	2,145	1,219	1,403
Total depreciation and amortisation (a+b+c)	19,733	20,724	20,177

The following tables show in which caption is included the employee benefits expenses.

	2024	2023	2022
Included in cost of sales
Salaries and wages	47,739	49,968	58,913
Social security contributions	16,113	14,825	17,788
Employees’ leaving entitlement	3,353	4,611	4,598
Other costs	2,622	3,458	5,053
Total (a)	69,827	72,862	86,352
Included in selling expenses
Salaries and wages	20,558	20,641	19,218
Social security contributions	3,756	3,716	3,507
Employees’ leaving entitlement	494	604	513
Other costs	1,219	1,010	1,377
Total (b)	26,027	25,971	24,615
Included in administrative expenses
Salaries and wages	14,871	15,376	14,345
Social security contributions	3,404	3,007	3,026
Employees’ leaving entitlement	637	643	657
Other costs	1,751	1,390	1,419
Total (c)	20,663	20,416	19,447
Total employee benefits expenses (a+b+c)	116,517	119,249	130,414